Goodwill and Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets	Goodwill and Intangible Assets
The Company accounts for goodwill at acquisition-date fair value and other intangible assets at acquisition-date fair value less accumulated amortization. See Note 2 for a summary of the Company’s policies relating to goodwill and intangible assets.
Intangible Assets
As of June 30, 2022, the Company’s intangible assets, net consists of the following:

(in thousands)	Weighted average amortization period	Gross carrying amount	Accumulated amortization	Net carrying amount
Intangible assets
Amortizing intangible assets:
Payor contracts	10 years	$19,400	$(7,095)	$12,305
Trade names	10 years	6,650	(1,614)	5,036
Clinical contracts	9 years	2,979	(937)	2,042
Total intangible assets		$29,029	$(9,646)	$19,383
As of December 31, 2021, the Company’s intangible assets, net consists of the following:

(in thousands)	Weighted average amortization period	Gross carrying amount	Accumulated amortization	Net carrying amount
Intangible assets
Amortizing intangible assets:
Payor contracts	10 years	$19,400	$(6,152)	$13,248
Trade names	10 years	4,170	(1,350)	2,820
Clinical contracts	9 years	2,909	(732)	2,177
Total intangible assets		$26,479	$(8,234)	$18,245
The estimated aggregate amortization expense for each of the five succeeding fiscal years as of June 30, 2022 is as follows:

(in thousands)	Amount
Year ending December 31:
2022	$1,469
2023	2,901
2024	2,901
2025	2,901
2026	2,879
Thereafter	6,332
Total	$19,383
The aggregate amortization expense during the three months ended June 30, 2022 and 2021 were $739 and $621, respectively. The aggregate amortization expense during the six months ended June 30, 2022 and 2021 were $1,412 and $1,233, respectively.
Goodwill
The Company evaluates goodwill at the reporting unit level, which, for the Company, is at the level of the reportable segments, dispensary, patient services, and clinical trials & other. The goodwill allocated to each of the reporting units as of June 30, 2022 and December 31, 2021 is as follows:

(in thousands)	June 30, 2022	December 31, 2021
Patient services	$29,293	$21,443
Dispensary	4,551	4,551
Clinical trials & other	632	632
Total goodwill	$34,476	$26,626
The changes in the carrying amount of goodwill for the six months ended June 30, 2022 and for the year ended December 31, 2021 are as follows:

(in thousands)	2022	2021
Balance as of January 1:
Gross goodwill	$26,626	$14,227
Goodwill acquired during the period	7,850	12,399
Accumulated impairment losses	—	—
Goodwill, net as of June 30 and December 31	$34,476	$26,626
Goodwill and Intangible AssetsThe Company accounts for goodwill at acquisition-date fair value and other intangible assets at acquisition-date fair value less accumulated depreciation. See Note 2 for a summary of the Company’s policies relating to goodwill and intangible assets.
Intangible Assets
As of December 31, 2021, the Company’s intangible assets, net consists of the following:

(in thousands)	Weighted average amortization period	Gross carrying amount	Accumulated amortization	Net carrying amount
Intangible assets
Amortizing intangible assets:
Payor contracts	10 years	$19,400	$(6,152)	$13,248
Trade names	10 years	4,170	(1,350)	2,820
Clinical contracts	10 years	2,909	(732)	2,177
Total intangible assets		$26,479	$(8,234)	$18,245
As of December 31, 2020, the Company’s intangible assets, net consists of the following:

(in thousands)	Weighted average amortization period	Gross carrying amount	Accumulated amortization	Net carrying amount
Intangible assets
Amortizing intangible assets:
Payor contracts	10 years	$18,900	$(4,283)	$14,617
Trade names	10 years	4,170	(945)	3,225
Clinical contracts	10 years	2,164	(490)	1,674
Total intangible assets		$25,234	$(5,718)	$19,516
The estimated aggregate amortization expense for each of the five succeeding fiscal years as of December 31, 2021 is as follows:

(in thousands)	Amount
Year ending December 31:
2022	$2,684
2023	2,639
2024	2,639
2025	2,639
2026	2,617
Thereafter	5,027
Total	$18,245
The aggregate amortization expense during the years ended December 31, 2021 and 2020 were $2,516 and $2,487, respectively.
Goodwill
The Company evaluates goodwill at the reporting unit level, which, for the Company, is at the level of the reportable segments, dispensary, patient services, and clinical trials & other. The goodwill allocated to each of the reporting units as of December 31, 2021 and 2020 is as follows:

(in thousands)	December 31, 2021	December 31, 2020
Patient services	$21,443	$9,044
Dispensary	4,551	4,551
Clinical trials & other	632	632
Total goodwill	$26,626	$14,227
The changes in the carrying amount of goodwill for the years ended December 31, 2021 and 2020 are as follows:

(in thousands)	December 31, 2021	December 31, 2020
Balance as of January 1:
Gross goodwill	$14,227	$14,077
Goodwill acquired during the period	12,399	150
Accumulated impairment losses	—	—
Goodwill, net as of December 31	$26,626	$14,227